Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,018,500
Previously Paid Amount	0.00
Total Fee Amount	2,074.05
Total Offset Amount	0.00
Net Fee	2,074.05
Narrative - Max Aggregate Offering Price	$ 15,018,500
Final Prospectus	true